Document and Entity Information	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	000-54995
Entity Registrant Name	I-ON DIGITAL CORP.
Entity Central Index Key	0001580490
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3031328
Entity Address, Address Line One	1244 N. Stone St. Unit #3
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	866
Local Phone Number	440-2278
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IONI
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false